Deferred revenue (Tables)	6 Months Ended
Mar. 31, 2025
Deferred revenue [Abstract]
Schedule of Deferred Revenue

The movement of deferred revenue is as follows:

	March 31, 2025	September 30, 2024
	US$	US$
Opening balance	5,332,194	4,057,517
Additional deferred revenue accrual	802,055	5,302,014
Revenue release from deferred revenue	(4,140,620)	(4,027,337)
Ending Balance	1,993,629	5,332,194